COMMON STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
COMMON STOCK OPTIONS

7.             COMMON STOCK OPTIONS

On February 11, 2011, the Company adopted its 2011 Equity Incentive Plan (the “Plan”) under which 6,475,750 shares of common stock were reserved for issuance under options or other equity interests as set forth in the Plan. Under the Plan, options are available for issuance to employees, officers, directors, consultants and advisors. The Plan provides that the board of directors will determine the exercise price and vesting terms of each option on the date of grant. Options granted under the Plan generally expire ten years from the date of grant.

Under the Plan, the Company has issued 161,250 shares of fully paid and non-assessable restricted common stock to a director of the Company. These shares of restricted stock are subject to the terms of the Plan and are unvested and outstanding as of September 30, 2015. The shares shall vest upon the earlier of (i) the occurrence of a Change of Control, as defined in the Plan, (ii) the successful completion of a Phase II clinical trial for any of the Company’s products, or (iii) the determination by the board of directors to provide for immediate vesting. The weighted average grant-date fair value is $1.07 per share.

The following is a summary of all common stock option activity for the nine months ended September 30, 2015:

	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2014	4,644,428	$0.68
Options granted	125,000	$0.53
Options forfeited	(15,000)	$0.13
Options exercised	-	$-
Outstanding at September 30, 2015	4,754,428	$0.67

	Options Exercisable	Weighted Average Exercise Price per Share
Exercisable at December 31, 2014	3,781,096	$0.68
Exercisable at September 30, 2015	4,312,762	$0.68

The weighted average fair value of options granted during the nine months ended September 30, 2015 was $0.15.

At September 30, 2015, the weighted average remaining contractual term for exercisable and outstanding options is 5.10 and 5.25 years, respectively.  At September 30, 2015, the aggregate intrinsic value of all of the Company’s exercisable and outstanding options is $74,250 and $74,250, respectively.

Employee stock-based compensation expense for the nine months ended September 30, 2015 and 2014 is $169,641 and $330,854, respectively.

To compute compensation expense, the Company estimated the fair value of each option award on the date of grant using the Black-Scholes option pricing model for employees, and calculated the fair value of each option award at the end of the period for non-employees.  The Company based the expected volatility assumption on a volatility index of peer companies as the Company did not have sufficient historical market information to estimate the volatility of its own stock.  The expected term of options granted represents the period of time that options are expected to be outstanding.  The Company estimated the expected term of stock options by using the simplified method. The expected forfeiture rates are based on the historical employee forfeiture experiences.  To determine the risk-free interest rate, the Company utilized the U.S. Treasury yield curve in effect at the time of grant with a term consistent with the expected term of the Company’s awards.  The Company has not declared a dividend on its common stock since its inception and has no intentions of declaring a dividend in the foreseeable future and therefore used a dividend yield of zero.

The fair value of each share-based payment is estimated on the measurement date using the Black-Scholes model with the following assumptions as of September 30, 2015 and 2014, respectively: risk-free rate with a range from 1.82% - 2.06% and 2.52% - 3.40%, respectively, volatility of 49.42% and 60.13%, respectively, and expected term of 5 years and 5.5 years, respectively.  There was no dividend yield included in the calculations.

As of September 30, 2015, there was $12,678 of unrecognized compensation cost related to non-vested options. The unrecognized compensation expense is estimated to be recognized over a period of 0.40 years at September 30, 2015.

On February 11, 2011, the Company adopted its 2011 Equity Incentive Plan (the “Plan”) under which 6,475,750 shares of common stock were reserved for issuance under options or other equity interests as set forth in the Plan. Under the Plan, options are available for issuance to employees, officers, directors, consultants and advisors. The Plan provides that the board of directors will determine the exercise price and vesting terms of each option on the date of grant. Options granted under the Plan generally expire ten years from the date of grant.

Under the Plan, the Company has issued 161,250 shares of fully paid and non-assessable restricted common stock to a director of the Company. These shares of restricted stock are subject to the terms of the Plan and are unvested and outstanding as of December 31, 2014. The shares shall vest upon the earlier of (i) the occurrence of a Change of Control, as defined in the Plan, (ii) the successful completion of a Phase II clinical trial for any of the Company’s products, or (iii) the determination by the board of directors to provide for immediate vesting. The weighted average grant-date fair value is $1.07 per share.

The following is a summary of all common stock option activity for the year ended December 31, 2014:

	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2013	4,536,928	$0.68
Options granted	220,000	$0.51
Options forfeited	(112,500)	$0.50
Options exercised	-	$-
Outstanding at December 31, 2014	4,644,428	$0.68

	Options Exercisable	Weighted Average Exercise Price per Share
Exercisable at December 31, 2013	2,786,928	$0.69
Exercisable at December 31, 2014	3,781,096	$0.68

The weighted average fair value of options granted during the year ended December 31, 2014 was $0.30.

The weighted average remaining contractual term for exercisable and outstanding options is 5.54 and 5.87 years, respectively.  The aggregate intrinsic value of all of the Company’s exercisable and outstanding options is approximately $159,300 and $159,300, respectively.

As of December 31, 2014, there was approximately $167,110 of unrecognized compensation cost related to non-vested options. The unrecognized compensation expense is estimated to be recognized over a period of 0.67 years at December 31, 2014.

The Company used the Black-Scholes option pricing model to value all option grants (see Note 2, Summary of Significant Accounting Policies, “Accounting for Share Based Payments”).